Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and cash equivalents

The breakdown of cash and cash equivalents is as follows:

	December 31, 2024	December 31, 2023
Cash and cash bank deposits	13,750	24,962
Time deposits, investment funds and others	4,923	3,073
Total	18,673	28,035